Interest and Finance Costs (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 0	$ 668,152	$ 47,585	$ 0
Interest on long-term debt - related party (Note 3 (c))	0	305,000	162,500	0
Interest on convertible debt - non cash (Note 6)	0	57,773	0	0
Amortization and write-off of deferred finance charges	0	599,087	6,628	0
Amortization and write-off of convertible notes beneficial conversion feature	0	532,437	0	0
Other finance charges	519	27,128	5,450	3,393
Total	$ 519	$ 2,189,577	$ 222,163	$ 3,393